Fair value measurements (Details Narrative) - USD ($)		1 Months Ended		12 Months Ended
	Mar. 04, 2020	Mar. 31, 2020	Jun. 27, 2019	Dec. 31, 2021
Debt Instrument [Line Items]
Amortization of debt discount				$ 82,560
Convertible Debt | the "Second Yorkville Convertible Loan"
Debt Instrument [Line Items]
Maturity date	Apr. 30, 2021	Apr. 30, 2021
Exercise price, per share	$ 3.00	$ 3.00
Amortization of debt discount				$ 82,560
Convertible Debt | the "Yorkville Convertible Loan"
Debt Instrument [Line Items]
Maturity date			Aug. 01, 2020
Exercise price, per share			$ 3.00
Fair value of the derivative component of the conversion option			$ 257,435
Amortization of debt discount			$ 326,126